Acquisitions and Divestitures - Pro Forma Condensed Financial Information Table (Details) - Delaware Basin Midstream LLC [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Revenues and other	$ 1,656,644	$ 1,277,327
Net income (loss)	398,530	242,183
Net income (loss) attributable to Western Gas Partners, LP	$ 384,505	$ 231,367
Net income (loss) per common unit - basic and diluted	$ 1.34	$ 1.12